Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable Noncontrolling Interest, Equity, Fair Value [Abstract]
Schedule of Redeemable Non-Controlling Interest
The Group’s redeemable
non-controlling
interest activities for the years ended December 31, 2017, 2018 and 2019 is summarized as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Beginning balance	—	305,708	—	—
Capital injection by Series B Onshore Investors	161,196	—	—	—
Redeemable non-controlling interests arising from business combination	144,512	—	—	—
Exercise of Series A-3 Option	—	(144,512)	—	—
Exercise of Series B Option	—	(161,196)	—	—

Ending balance	305,708	—	—	—